Stockholders' Equity - Schedule of Black-Scholes Valuation Assumptions (Details) - Options to purchase common stock	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2009 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	53.00%	32.00%
Risk-free interest rate	4.20%	2.76%
2009 Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	6 years	5 years 7 months 6 days
2009 Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	6 years 2 months 12 days	6 years 2 months 12 days
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected volatility	53.00%
Risk-free interest rate	4.20%
2023 Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	6 years
2023 Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	6 years 2 months 12 days